Trade Receivables, Other Receivables and Prepayments - Schedule of Breakdown of Other Receivable and Prepayments (Details) - USD ($)		Mar. 31, 2026	Mar. 31, 2025
Schedule of Breakdown of Other Receivable and Prepayments [Abstract]
Prepayments	[1]	$ 5,956,451	$ 163,366
Receivable of investment liquidation proceeds	[2]	1,431,925
Prepaid expenses		366,849
Deposits and advance to employees for business purpose		236,873	284,546
Impairment for doubtful accounts	[3]	(37,054)
Total		$ 7,955,044	$ 447,912

[1]	Prepayments include advances to suppliers and prepaid expenses. As of March 31, 2026, included within prepayments, an amount of $5,750,000 represents an advance payment made to a supplier for the procurement of a consignment of Chinese medicinal materials.
[2]	During the year ended March 31, 2026, the Company negotiated with the fund manager to early redeem the investment in several instalments and extended the final payment to June 30, 2026. As of March 31, 2026, $900,000 was received. The final instalment amount of $1,431,925, with latest payment date of June 30, 2026, was recorded as receivable of investment liquidation proceeds. As of June 30, 2026, the receivable was fully collected.
[3]	A prepayment of $37,054 to a supplier was determined to be irrecoverable, and a full valuation allowance was recorded as at March 31, 2026.